Trade and other receivables - Summary of Aging of Group's Net Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 437	€ 319
Financial Assets Past Due but Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	437	319
Financial Assets Past Due but Not Impaired | Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	268	218
Financial Assets Past Due but Not Impaired | Overdue 1 – 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	86	62
Financial Assets Past Due but Not Impaired | Overdue 31 – 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	43	26
Financial Assets Past Due but Not Impaired | Overdue 60 – 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	17	8
Financial Assets Past Due but Not Impaired | Overdue more than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 23	€ 5